Provision for Site Reclamation and Closure - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Increase (decrease) in provisions	$ 2,426	$ 723
San Francisco Mine
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Total undiscounted amount of estimated cash flows requited to settle retirement obligation	$ 5,840	$ 5,337
Weighted average inflation rate of cash flows	2.65%	3.50%
Weighted average pre-tax risk-free rate used to discount cash flows	3.78%	7.50%
Florida Canyon Mine
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Total undiscounted amount of estimated cash flows requited to settle retirement obligation	$ 33,921
Annual Reassessment
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Increase (decrease) in provisions	(663)	$ (723)
Rye Patch
Disclosure Of Provision For Site Reclamation And Closure [Line Items]
Increase (decrease) in provisions	$ 3,089
Risk free discount rate	2.93%